12. INCOME TAXES: Schedule of tax credits and unused tax losses (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Exploration and evaluation assets
Significant components of the Company temporary differences, unused tax credits and unused tax losses	$ (2,402,000)	$ (796,000)
Expiry Date Range	No expiry date	No expiry date
Property and equipment
Significant components of the Company temporary differences, unused tax credits and unused tax losses	$ 0	$ 0
Expiry Date Range	No expiry date	No expiry date
Share issue costs
Significant components of the Company temporary differences, unused tax credits and unused tax losses	$ 375,000	$ 291,000
Expiry Date Range	2026 to 2029	2025 to 2028
Allowable capital losses
Significant components of the Company temporary differences, unused tax credits and unused tax losses	$ 3,787,000	$ 3,787,000
Expiry Date Range	No expiry date	No expiry date
Non-capital losses available for future periods
Significant components of the Company temporary differences, unused tax credits and unused tax losses	$ 22,257,000	$ 21,190,000
Expiry Date Range	2026 to 2045	2025 to 2044